SHAREHOLDERS' EQUITY - Shares issued for reserve (Details) ¥ in Thousands, $ in Thousands												12 Months Ended
	Jun. 10, 2022 USD ($)	Jun. 10, 2022 CNY (¥)	Jun. 01, 2022 USD ($) shares	Mar. 16, 2022 shares	Jul. 28, 2021 shares	Jul. 23, 2021 shares	Mar. 22, 2021 shares	Mar. 16, 2021 shares	Feb. 18, 2021 shares	Aug. 07, 2020 shares	Jun. 30, 2020 shares	Dec. 31, 2020 shares	Jun. 30, 2022 shares	Jul. 30, 2020 shares
PR Service
SHAREHOLDERS' EQUITY
Amount required to paid for services | $			$ 50
Fair value of services received	$ 54	¥ 359
Class A ordinary shares
SHAREHOLDERS' EQUITY
Number of shares issued on conversion of convertible loan													1,322,853	243,000
Number of shares transferred upon conversion					4,230	1,625,893		2,000,000		257,000
Stock Issued During Period, Shares, Issued for Services							19,174		35,000			35,000
Number of shares issued for service							19,174		35,000			35,000
Class A ordinary shares | PR Service
SHAREHOLDERS' EQUITY
Stock Issued During Period, Shares, Issued for Services			187,094
Number of shares issued for service			187,094
Class A ordinary shares | Convertible loan ("CL")
SHAREHOLDERS' EQUITY
Number of shares transferred upon conversion				6,000,000							8,807,270